UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Patrick F. Quan

International Growth and Income Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM Investment portfolio March 31, 2014 unaudited

Common stocks 92.24%
		Value
Financials 25.33%	Shares	(000)

AXA SA1	8,627,200	$ 224,624
Prudential PLC[1]	7,274,148	154,097
HSBC Holdings PLC (United Kingdom)[1]	9,006,896	91,196
HSBC Holdings PLC (Hong Kong)[1]	5,642,396	57,304
Sumitomo Mitsui Financial Group, Inc.[1]	2,830,000	120,633
Bankia, SA1,2	53,300,000	112,705
Banco Santander, SA1,2	10,251,953	97,898
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	7,040,200	86,524
BNP Paribas SA1	1,037,530	80,208
Svenska Handelsbanken AB, Class A1	1,569,000	78,855
Piraeus Bank SA1,2	26,740,466	73,639
Shinsei Bank, Ltd.[1]	37,030,000	72,654
Link Real Estate Investment Trust[1]	13,415,418	66,020
SEGRO PLC[1]	11,385,000	63,090
Allianz SE1	319,100	53,928
Suncorp Group Ltd.[1]	4,290,000	51,229
Aegon NV1	5,265,000	48,431
ICICI Bank Ltd.[1]	1,993,000	41,809
Fairfax Financial Holdings Ltd.	94,800	41,058
Barclays PLC[1]	8,600,000	33,545
Sun Hung Kai Properties Ltd.[1]	2,632,131	32,274
Sampo Oyj, Class A1	595,000	30,913
AEON Financial Service Co., Ltd.[1]	1,340,000	30,161
Investment AB Kinnevik, Class B1	810,000	29,941
Tokyo Tatemono Co., Ltd.[1]	3,475,000	29,735
Mizuho Financial Group, Inc.[1]	14,100,000	27,820
Swedbank AB, Class A1	1,030,000	27,623
UBS AG1	1,280,000	26,427
ING Groep NV, depository receipts[1,2]	1,730,000	24,588
Mitsubishi Estate Co., Ltd.[1]	905,000	21,537
Agricultural Bank of China, Class H1	48,426,000	21,119
Intesa Sanpaolo SpA[1]	5,969,000	20,270
Toronto-Dominion Bank	420,000	19,691
UniCredit SpA[1]	2,097,000	19,196
Bank of Nova Scotia	303,019	17,551
Bank of the Philippine Islands[1]	8,833,159	16,940
Sumitomo Mitsui Trust Holdings, Inc.[1]	3,527,000	15,904
Fibra Uno Administración, SA de CV	4,750,000	15,365
AIA Group Ltd.[1]	2,837,600	13,482
ORIX Corp.[1]	900,000	12,641
Banco Bilbao Vizcaya Argentaria, SA1	893,845	10,755
		2,113,380
Common stocks
		Value
Consumer discretionary 11.07%	Shares	(000)

OPAP SA1	5,211,200	$ 83,975
SES SA, Class A (FDR)[1]	2,175,000	81,210
ProSiebenSat.1 Media AG1	1,768,000	81,083
SJM Holdings Ltd.[1]	24,000,000	67,722
Carphone Warehouse Group PLC[1]	12,010,000	65,144
Toyota Motor Corp.[1]	886,000	49,863
Don Quijote Holdings Co., Ltd.[1]	960,000	49,515
Eutelsat Communications SA1	1,340,000	45,542
Fuji Media Holdings, Inc.[1]	2,250,000	41,239
Nokian Renkaat Oyj[1]	950,000	38,497
Kingfisher PLC[1]	5,400,000	38,015
HUGO BOSS AG1	272,500	36,292
Wynn Macau, Ltd.[1]	8,558,000	35,629
Bayerische Motoren Werke AG1	280,000	35,345
Honda Motor Co., Ltd.[1]	960,000	33,754
Carnival PLC[1]	765,000	29,191
Christian Dior SA1	128,800	24,831
Liberty Global PLC, Class C2	411,387	16,748
Liberty Global PLC, Class A2	164,989	6,864
Zee Entertainment Enterprises Ltd.[1]	4,680,000	21,253
Industria de Diseño Textil, SA1	100,000	15,030
Cie. Financière Richemont SA, Class A1	147,000	14,076
H & M Hennes & Mauritz AB, Class B1	306,216	13,050
		923,868
Energy 8.27%

TOTAL SA1	2,667,800	175,221
Royal Dutch Shell PLC, Class B1	3,908,000	152,464
Enbridge Inc.	2,208,178	100,292
China Petroleum & Chemical Corp., Class H1	79,900,000	71,370
Keyera Corp.	800,000	50,721
Crescent Point Energy Corp.	1,260,000	45,989
Paramount Resources Ltd.[2]	1,050,000	45,296
BG Group PLC[1]	1,560,000	29,094
Coal India Ltd.[1]	4,000,000	19,376
		689,823
Industrials 7.83%

Abertis Infraestructuras, SA, Class A1	3,861,000	88,252
Adecco SA1	930,000	77,567
Wolseley PLC[1]	1,056,684	60,255
Meggitt PLC[1]	6,488,168	52,012
Geberit AG1	155,000	50,821
Schneider Electric SA1	556,282	49,457
BAE Systems PLC[1]	6,576,000	45,684
Randstad Holding NV1	683,000	40,082
Airbus Group NV1	500,000	35,857
Siemens AG1	248,500	33,443
Vallourec SA1	450,000	24,462
ASSA ABLOY AB, Class B1	400,000	21,364
Ryanair Holdings PLC (ADR)[2]	360,000	21,172
Marubeni Corp.[1]	2,750,000	18,435
Globaltrans Investment PLC (GDR)[1]	1,135,579	13,095
Common stocks
		Value
Industrials (continued)	Shares	(000)

Singapore Technologies Engineering Ltd[1]	3,220,000	$ 9,793
Mitsubishi Corp.[1]	333,100	6,177
Qantas Airways Ltd.[1,2]	5,608,341	5,758
		653,686
Information technology 7.62%

Taiwan Semiconductor Manufacturing Co. Ltd.[1]	42,981,506	167,944
STMicroelectronics NV1	17,690,000	163,824
Quanta Computer Inc.[1]	26,454,835	71,102
ASM Pacific Technology Ltd.[1]	4,958,000	48,132
Alcatel-Lucent[1,2]	11,687,800	46,181
Nintendo Co., Ltd.[1]	253,400	30,182
Baidu, Inc., Class A (ADR)[2]	165,000	25,143
Infosys Ltd.[1]	430,799	23,703
Murata Manufacturing Co., Ltd.[1]	230,000	21,645
Spectris PLC[1]	500,000	19,370
ASML Holding NV1	200,000	18,516
		635,742
Utilities 7.28%

National Grid PLC[1]	13,636,524	187,286
EDP — Energias de Portugal, SA1	33,622,000	156,345
Power Assets Holdings Ltd.[1]	12,944,500	112,454
Power Grid Corp. of India Ltd.[1]	36,840,000	64,765
GDF SUEZ[1]	1,706,000	46,748
Enagás, SA1	733,281	22,318
CLP Holdings Ltd.[1]	1,550,000	11,723
E.ON SE1	275,000	5,376
		607,015
Telecommunication services 6.53%

Orange[1]	9,235,000	136,566
Vodafone Group PLC[1]	16,954,755	62,420
KDDI Corp.[1]	930,000	54,119
HKT Trust, units[1]	48,085,000	50,788
Deutsche Telekom AG1	2,700,000	43,672
BT Group PLC[1]	5,779,000	36,780
China Telecom Corp. Ltd., Class H1	73,000,000	33,808
Globe Telecom, Inc.[1]	847,930	31,464
Hellenic Telecommunications Organization SA1,2	1,586,200	26,215
SoftBank Corp.[1]	340,000	25,643
Swisscom AG1	37,000	22,721
Advanced Info Service PCL[1]	3,000,000	20,960
		545,156
Health care 6.45%

Novartis AG1	2,313,100	196,464
AstraZeneca PLC[1]	2,875,000	186,280
GlaxoSmithKline PLC[1]	1,350,000	35,963
Sanofi[1]	306,258	32,004
Novo Nordisk A/S, Class B1	650,000	29,653
Smith & Nephew PLC[1]	1,520,000	23,030
Sonic Healthcare Ltd.[1]	1,200,000	19,230
Bayer AG1	115,000	15,552
		538,176
Common stocks
		Value
Consumer staples 6.34%	Shares	(000)

British American Tobacco PLC[1]	2,526,300	$ 140,649
Imperial Tobacco Group PLC[1]	3,105,000	125,567
Nestlé SA1	604,700	45,563
Casino, Guichard-Perrachon SA1	341,000	40,647
LAWSON, INC.[1]	568,000	40,149
Pernod Ricard SA1	223,800	26,074
AMOREPACIFIC Corp.[1]	19,600	23,157
Wesfarmers Ltd.[1]	493,800	18,873
Unilever NV, depository receipts[1]	423,000	17,393
ITC Ltd.[1]	2,475,000	14,618
Anheuser-Busch InBev NV1	139,000	14,610
Japan Tobacco Inc.[1]	354,000	11,100
Shoprite Holdings Ltd.[1]	690,000	10,435
		528,835
Materials 3.87%

L’Air Liquide SA1	384,458	52,148
L’Air Liquide SA, bonus shares[1]	148,053	20,082
L’Air Liquide SA, non-registered shares[1]	34,590	4,692
James Hardie Industries PLC (CDI)[1]	3,780,000	50,272
Syngenta AG1	80,800	30,648
Amcor Ltd.[1]	3,075,000	29,649
Rio Tinto PLC[1]	500,000	27,885
BASF SE1	225,000	25,006
Linde AG1	116,646	23,348
Anhui Conch Cement Co. Ltd., Class H1	5,365,000	23,023
Potash Corp. of Saskatchewan Inc.	600,000	21,732
Impala Platinum Holdings Ltd.[1]	1,241,352	14,132
		322,617
Miscellaneous 1.65%

Other common stocks in initial period of acquisition		137,511
Total common stocks (cost: $6,192,654,000)		7,695,809
Preferred securities 0.17%

Financials 0.15%

HSBC Holdings PLC, Series 2, 8.00%	472,795	12,767
Miscellaneous 0.02%

Other preferred securities in initial period of acquisition		1,152
Total preferred securities (cost: $12,739,000)		13,919
Warrants 0.39%

Financials 0.39%

Piraeus Bank, SA, warrants, expire 2018[2]	21,421,842	32,168
Miscellaneous 0.00%

Other warrants in initial period of acquisition		209
Total warrants (cost: $207,000)		32,377
Convertible securities 0.80%
	Principal amount	Value
Consumer staples 0.53%	(000)	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR414,390	$44,291
Financials 0.27%

Bank of Ireland 10.00% convertible notes 2016	€15,000	22,749
Total convertible securities (cost: $77,869,000)		67,040
Bonds, notes & other debt instruments 2.14%
Corporate bonds & notes 1.03%
Financials 0.41%

Bank of Ireland 10.24% (undated)	8,485	12,806
Société Générale, junior subordinated 6.999% (undated)[3]	6,200	9,663
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3,4]	$ 5,410	6,830
Westfield Group 5.70% 2016[4]	4,540	5,040
		34,339
Telecommunication services 0.33%

NII Capital Corp. 8.875% 2019	4,775	2,161
NII Capital Corp. 11.375% 2019[4]	7,200	5,112
NII Capital Corp. 7.625% 2021	69,275	19,743
		27,016
Consumer discretionary 0.26%

Myriad International Holdings 6.00% 2020[4]	20,000	21,800
Consumer staples 0.03%

British American Tobacco International Finance PLC 9.50% 2018[4]	2,000	2,613
Total corporate bonds & notes		85,768
U.S. Treasury bonds & notes 0.71%

U.S. Treasury 0.25% 2015[5]	13,450	13,465
U.S. Treasury 0.25% 2015	12,400	12,398
U.S. Treasury 4.00% 2015[5]	31,875	32,957
		58,820
Bonds & notes of governments & government agencies outside the U.S. 0.40%

Greek Government 2.00%/3.00% 2023[6]	€1,750	1,902
Greek Government 2.00%/3.00% 2024[6]	1,750	1,851
Greek Government 2.00%/3.00% 2025[6]	1,750	1,819
Greek Government 2.00%/3.00% 2026[6]	1,750	1,785
Greek Government 2.00%/3.00% 2027[6]	1,750	1,755
Greek Government 2.00%/3.00% 2028[6]	1,750	1,723
Greek Government 2.00%/3.00% 2029[6]	1,750	1,700
Greek Government 2.00%/3.00% 2030[6]	1,750	1,680
Greek Government 2.00%/3.00% 2031[6]	1,750	1,662
Greek Government 2.00%/3.00% 2032[6]	1,750	1,646
Greek Government 2.00%/3.00% 2033[6]	1,750	1,629
Greek Government 2.00%/3.00% 2034[6]	1,750	1,617
Greek Government 2.00%/3.00% 2035[6]	1,750	1,608
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2036[6]	€1,750	$ 1,604
Greek Government 2.00%/3.00% 2037[6]	1,750	1,601
Greek Government 2.00%/3.00% 2038[6]	1,750	1,598
Greek Government 2.00%/3.00% 2039[6]	1,750	1,593
Greek Government 2.00%/3.00% 2040[6]	1,750	1,592
Greek Government 2.00%/3.00% 2041[6]	1,750	1,589
Greek Government 2.00%/3.00% 2042[6]	1,750	1,594
		33,548
Total bonds, notes & other debt instruments (cost: $172,037,000)		178,136

Short-term securities 3.46%

Fannie Mae 0.11%–0.14% due 8/6–9/22/2014	$85,500	85,478
Federal Home Loan Bank 0.05%–0.10% due 4/2–4/21/2014	65,900	65,899
Svenska Handelsbanken Inc. 0.17% due 6/19/2014[4]	34,400	34,387
Chevron Corp. 0.10% due 5/13/2014[4]	27,500	27,495
Wells Fargo & Co. 0.22% due 6/17/2014	25,800	25,789
Sumitomo Mitsui Banking Corp. 0.20% due 6/17/2014[4]	20,000	19,991
Toronto-Dominion Holdings USA Inc. 0.17% due 7/14/2014[4]	15,000	14,993
Freddie Mac 0.14% due 9/17/2014	14,500	14,495
Total short-term securities (cost: $288,497,000)		288,527
Total investment securities (cost: $6,744,003,000)		8,275,808
Other assets less liabilities		67,125
Net assets		$8,342,933

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $195,723,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	4/24/2014	Bank of New York Mellon	$30,032	A$33,325	$ (822)
Australian dollars	6/10/2014	Bank of America, N.A.	$28,747	A$31,800	(599)
Japanese yen	4/10/2014	HSBC Bank	$5,246	¥550,000	(83)
Japanese yen	4/24/2014	Bank of America, N.A.	$8,280	¥850,000	43
Japanese yen	4/28/2014	HSBC Bank	$111,286	¥11,372,592	1,086
Japanese yen	5/2/2014	UBS AG	$14,547	¥1,490,000	108
Japanese yen	5/14/2014	Bank of New York Mellon	$23,433	¥2,400,000	175
Japanese yen	5/14/2014	Citibank	$16,596	¥1,700,000	121
Japanese yen	5/14/2014	UBS AG	$5,801	¥594,199	43
Japanese yen	6/4/2014	Bank of America, N.A.	$5,881	¥600,000	65
					$ 137

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $7,117,042,000, which represented 85.31% of the net assets of the fund. This amount includes $7,044,812,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $138,261,000, which represented 1.66% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,386,000, which represented .02% of the net assets of the fund.
[6]	Step bond; coupon rate will increase at a later date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 180,189	$ 1,933,191	$—	$ 2,113,380
	Consumer discretionary	23,612	900,256	—	923,868
	Energy	242,298	447,525	—	689,823
	Industrials	21,172	632,514	—	653,686
	Information technology	25,143	610,599	—	635,742
	Utilities	—	607,015	—	607,015
	Telecommunication services	—	545,156	—	545,156
	Health care	—	538,176	—	538,176
	Consumer staples	—	528,835	—	528,835
	Materials	21,732	300,885	—	322,617
	Miscellaneous	64,621	72,890	—	137,511
	Preferred securities	1,152	12,767	—	13,919
	Warrants	32,377	—	—	32,377
	Convertible securities	—	67,040	—	67,040
	Bonds, notes & other debt instruments	—	178,136	—	178,136
	Short-term securities	—	288,527	—	288,527
Total		$612,296	$7,663,512	$—	$8,275,808

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 1,641	$—	$ 1,641
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(1,504)	—	(1,504)
Total		$—	$ 137	$—	$ 137

*Securities with a value of $5,211,117,000, which represented 62.46% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,699,884
Gross unrealized depreciation on investment securities	(180,829)
Net unrealized appreciation on investment securities	1,519,055
Cost of investment securities for federal income tax purposes	6,756,753

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST depository interest

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

€ = Euros

¥ = Japanese yen

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-034-0514O-S37648

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2014